iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  15 .9%
American Woodmark Corp.
(a) (b)
................. 62,315 $ 4,897,959
AZEK Co., Inc. (The) , Class A
(a)
................ 573,629 24,166,990
Builders FirstSource, Inc.
(a)
................... 480,074 66,447,042
Fortune Brands Innovations, Inc. ............... 491,972 31,948,662
Hayward Holdings, Inc.
(a) (b)
.................... 498,693 6,133,924
JELD-WEN Holding, Inc.
(a) (b)
................... 338,275 4,556,564
Lennox International, Inc. .................... 126,123 67,473,283
Masco Corp. ............................. 866,394 57,762,488
Masterbrand, Inc.
(a)
........................ 499,600 7,334,128
Owens Corning ........................... 340,767 59,198,043
Quanex Building Products Corp. ................ 130,252 3,601,468
Simpson Manufacturing Co., Inc. ............... 165,812 27,944,296
Trex Co., Inc.
(a)
........................... 427,565 31,691,118
UFP Industries, Inc. ........................ 242,920 27,207,040
420,363,005
a
Construction Materials  —  1 .1%
Eagle Materials, Inc. ........................ 135,514 29,468,874
a
Home Furnishings  —  1 .2%
Ethan Allen Interiors, Inc. .................... 89,972 2,509,319
Leggett & Platt, Inc. ........................ 527,285 6,042,686
Mohawk Industries, Inc.
(a)
.................... 208,522 23,686,014
32,238,019
a
Home Improvement Retail  —  10 .8%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 420,974 41,849,025
Home Depot, Inc. (The) ..................... 357,140 122,941,873
Lowe's Companies, Inc. ..................... 546,030 120,377,774
285,168,672
a
Homebuilding  —  65 .2%
Beazer Homes USA, Inc.
(a) (b)
.................. 253,102 6,955,243
Cavco Industries, Inc.
(a) (b)
..................... 68,933 23,862,537
Century Communities, Inc. ................... 251,239 20,516,177
DR Horton, Inc. ........................... 2,631,465 370,852,362
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 211,524 5,461,550
Green Brick Partners, Inc.
(a)
................... 223,391 12,786,901
Installed Building Products, Inc. ................ 208,444 42,872,762
KB Home ............................... 652,936 45,823,048
Lennar Corp. , Class A ....................... 2,174,025 325,821,127
Lennar Corp. , Class B ...................... 112,284 15,655,758
Security Shares Value
a
Homebuilding (continued)
LGI Homes, Inc.
(a) (b)
........................ 182,065 $ 16,292,997
M/I Homes, Inc.
(a) (b)
......................... 246,415 30,097,128
Meritage Homes Corp. ...................... 322,480 52,193,388
NVR, Inc.
(a)
.............................. 27,807 211,015,088
PulteGroup, Inc. .......................... 1,867,533 205,615,383
Skyline Champion Corp.
(a)
.................... 476,936 32,312,414
Taylor Morrison Home Corp.
(a)
................. 938,943 52,055,000
Toll Brothers, Inc. .......................... 924,973 106,538,390
TopBuild Corp.
(a)
.......................... 280,865 108,208,858
Tri Pointe Homes, Inc.
(a)
..................... 842,203 31,372,062
1,716,308,173
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A ....................... 161,273 2,731,965
a
Specialty Chemicals  —  4 .6%
Sherwin-Williams Co. (The) ................... 410,783 122,589,971
a
Trading Companies & Distributors  —  0 .9%
Beacon Roofing Supply, Inc.
(a)
................. 250,193 22,642,467
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,823,282,425 ) ............................... 2,631,511,146
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 37,733,401 37,744,721
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 3,713,035 3,713,035
a
Total Short-Term Securities — 1.6%
(Cost: $ 41,438,157 ) ................................. 41,457,756
Total Investments — 101.4%
(Cost: $ 2,864,720,582 ) ............................... 2,672,968,902
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (37,797,576)
Net Assets — 100.0% ................................. $ 2,635,171,326
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 80,575,229  $ —  $ (42,823,095)
(a)
$ (8,677) $ 1,264  $ 37,744,721  37,733,401  $ 25,057
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,583,253  129,782
(a)
—  —  —  3,713,035  3,713,035  60,698  —
$ (8,677) $ 1,264
$ 41,457,756
$ 85,755  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 12 09/20/24 $ 3,550 $ (13,691)

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 2,631,511,146 $ — $ — $ 2,631,511,146
Short-Term Securities
Money Market Funds .......................................... 41,457,756 — — 41,457,756
$ 2,672,968,902 $ — $ — $ 2,672,968,902
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (13,691) $ — $ — $ (13,691)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)